Net loss per share (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($) item	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Numerator:
Net loss	$ (805,266)	(4,996,358)	(49,899)	(1,729,473)
Series C Preferred Shares redemption value accretion	(1,282,539)	(7,957,640)	(2,435,366)	(1,587,454)
Net loss attributable to holders of permanent equity securities	(2,087,805)	(12,953,998)	(2,485,265)	(3,316,927)
Numerator for basic net loss per share of permanent equity securities	(2,087,805)	(12,953,998)	(2,485,265)	(3,316,927)
Numerator for diluted net loss per share of permanent equity securities		(12,953,998)	(2,485,265)	(3,316,927)
Denominator:
Weighted average number of permanent equity securities-basic	2,419,668,247	2,419,668,247	1,694,495,048	1,523,639,783
Weighted average number of permanent equity securities-diluted	2,419,668,247	2,419,668,247	1,694,495,048	1,523,639,783
Basic net loss per share attributable to the holders of permanent equity securities	$ (0.86)	(5.35)	(1.47)	(2.18)
Diluted net loss per share attributable to the holders of permanent equity securities	$ (0.86)	(5.35)	(1.47)	(2.18)
Number of different classes of shares presented	3	3